CONVERTIBLE NOTES - Key assumptions used in determining fair value of Subsidiary Convertible Note (Details) - Subsidiary Convertible Note	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate
CONVERTIBLE NOTES
Measurement input	0.0193	0.0240
Risk-free interest rate | Maximum
CONVERTIBLE NOTES
Measurement input		0.0273
Risk-free interest rate | Minimum
CONVERTIBLE NOTES
Measurement input	0.0240	0.0252
Probability of conversion
CONVERTIBLE NOTES
Measurement input	0.1000	0.1000	0.1200
Bond yields | Maximum
CONVERTIBLE NOTES
Measurement input	0.0517	0.0584	0.0892
Bond yields | Minimum
CONVERTIBLE NOTES
Measurement input	0.0480	0.0485	0.0688